Property, furniture and equipment, net - Summary of lease related transactions recognized in income statement (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses of right-of-use assets	S/ 58,698	S/ 65,815	S/ 73,740
Interest expenses of lease liabilities, Note 19(a)	14,004	15,288	16,568
Expenses related to short term and low value assets leases	11,841	6,781	5,072
Total amount recognized in the consolidated statement of income	S/ 84,543	S/ 87,884	S/ 95,380